Property, plant and equipment, intangible assets and goodwill (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Movements in Property, Plant and Equipment

(in €‘000)	Property, plant and equipment	Intangible assets (excl. goodwill)	Goodwill
Carrying amount at December 31, 2022	134,718	13,924	10,724
Movements in the six months ended June 30, 2023
Additions	32,158	—	—
Disposals	(992)	—	—
Depreciation and amortization	(10,012)	(2,395)	—
Accumulated depreciation and amortization of disposals	466	—	—
Impairments	(237)	—	—
Reversal of impairments	331	—	—
Carrying amount at June 30, 2023	156,432	11,529	10,724